Stockholders’ Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Stockholders’ Equity

Note 9 - Stockholders’ Equity

A.	Common Stock

As of December 31, 2024, the Company has 71,008,144 shares of Common Stock issued and outstanding.

Each share of IR-Med, Inc.´s common stock entitles its holder to one vote, and all shares rank equally as to voting and other matters.

Dividends may be declared and paid on the common stock from funds legally available therefor, if, as and when determined by the Board of Directors.

B.	Financing round

(I)	During the first four months of 2021, the Company raised in the aggregate $3,525,000 net of issuance cost of $223,000. According to the agreements, the Company shall issue to the Investors 5,507,813 units of its securities (hereinafter: “Unit” and collectively the “Units”) at a price per Unit of $0.64. Each Unit is comprised of two shares of IR-Med, Inc.’s common stock and one warrant to purchase an additional share of IR-Med, Inc.’s common stock, exercisable for a three-year period from the date of issuance at a per share exercise price of $0.64, subject to certain limited adjustments.

(II)	Between April 2022 through July 2022, the Company entered into a securities purchase agreement with six accredited investors providing for the issuance and sale to such investors of an aggregate of 4,119,321 shares of the Company common stock and warrants for an additional 4,119,321 shares of the Company common stock, exercisable through 2024, at a per share exercise price of $1.10, subject to certain limited adjustments. The aggregate gross proceeds from the private placement were approximately $3,625,000.

(III)

On June 12, 2023, the Company entered into a subscription agreement with one investor pursuant to which the Company issued 1,000,000 shares of its common stock at a per share price of $1.00 and warrants to purchase up to an additional 1,000,000 shares of common stock at a per share exercise price of $1.40. The warrants expire on the third anniversary from the date of issuance of the warrants to the holder subject to certain limited adjustments. The aggregate proceeds from the private placement were approximately $1,000,000.

(VI) On June 4, 2024 and July 4, 2024, the Company entered into Securities Purchase Agreements (the “Purchase Agreement”) with certain investors (the “Investors”), pursuant to which it agreed to issue and sell, in a private placement offering (the “2024 Private Placement”), 755,000 shares of the Company’s Common Stock, at a per share price of $1.00 and warrants to purchase up to an additional 1,208,000 shares of Common Stock at a per share exercise price of $1.00 (subject to a one time dilution protection adjustment). The 2024 Private Placement closed on June 7, 2024 and July 10, 2024, respectively, and the Company received aggregate proceeds of $755,000.

IR-Med, Inc.

Notes to the Consolidated Financial Statements

Note 9 - Stockholders’ Equity (cont’d)

C.	Share-based compensation

On December 23, 2020, the Company’s board of directors approved, and the shareholders adopted a share-based compensation plan (“2020 Incentive Stock Plan”) for future grants by the Parent Company. on April 29, 2021, the Company adopted a sub plan (the “Israeli appendix”). On September 27, 2023, the Company’s Board approved a further amendment to the 2020 Incentive Stock Plan to increase the number of shares authorized for issuance of awards under the 2020 Incentive Stock Plan from 16,000,000 shares to an aggregate of 17,500,000 shares of common stock. The holders of a majority of the Company’s voting stock approved such an increase.

As of December 31, 2024, the Company awarded to its employees and service providers options to purchase up to 15,072,175 shares of common stock, of which options for 7,535,675 shares were at an exercise price of US$0.32 per share, options for 7,281,000 shares were at an exercise price of US$0.58 per share, options for 255,500 shares were at an exercise price of US$0.01 per share . As of December 31, 2024, options for 13,125,925 shares were vested with weighted average of exercise price of US$ 0.42, and the remaining balance has a vesting period ranging betweenone to five years. The options are exercisable for periods ranging between three to 10 years from the vesting date.

Options awarded:

	2024		2023
	Weighted average of exercise price	Number of options	Weighted average of exercise price	Number of options
Outstanding as of the beginning of the year	$0.42	15,544,175	$0.4	13,943,842
Granted	$0.55	1,715,500	$0.58	2,467,000
Forfeited	$0.39	(1,500,000)	$0.32	(866,667)
Expired	$0.28	(687,500)		-
Outstanding as of the end of year	$0.42	15,072,175	$0.42	15,544,175

On June 12, 2022, the Company entered into a consulting agreement for professional services. As part of this agreement, the Company granted the consultant 2,272 shares at par value per month. As of December 31, 2024, the Company granted the consultant 43,174 shares at par value.

On August 15, 2022, the Company entered into a consulting agreement for professional services. As part of this agreement, the Company granted the consultant 88,000 shares at par value.

IR-Med, Inc.

Notes to the Consolidated Financial Statements

Note 9 - Stockholders’ Equity (cont’d)

C.	Share-based compensation (cont’d)

On June 1, 2023, the Company entered into a consulting agreement for professional services. As part of this agreement, the Company will grant the consultant 176,000 shares at par value in four tranches. As of December 31, 2024, the Company granted the consultant 176,000 shares at par value.

On October 8, 2024, the Company entered into a consulting agreement for professional services. As part of this agreement, the Company granted the consultant 225,000 shares at par value.

The Company recorded in the statement of operations a non-cash expense of US$485 thousands and US$1,682 thousands during the years ended December 31, 2024, and 2023, respectively. As of December 31, 2024, there was US$ 356 thousand unrecognized compensation cost related to non-vested employees and consultants options. The cost is expected to be recognized over a period of four years.

The stock-based compensation expenses for the years ended December 31, 2024, and 2023 were recognized in the statements of operations as follows;

	Year ended December 31
	2024	2023
	US Dollars (In thousands)
Research and development expenses	43	158
Marketing expenses	215	659
General and administrative expenses	227	865

	485	1,682

The Company will not be allowed to claim as an expense for tax purposes the amounts charged as stock-based compensation expenses.

The following table sets forth information about the weighted-average fair value of options granted to employees and service providers during the years ended December 31, 2024 and 2023, using the Black-Scholes-Merton option-pricing model and the weighted-average assumptions used for such grants:

IR-Med, Inc.

Notes to the Consolidated Financial Statements

Note 9 - Stockholders’ Equity (cont’d)

C.	Share-based compensation (cont’d)

	For the years ended
	December 31	December 31
	2024	2023

Dividend yields (see (I) below)	0.0%	0.0%
Share price (in U.S. dollar) (see (II) below)	0.52	0.58
Expected volatility (see (III) below)	45%-52%	84%-99%
Risk-free interest rates (see (IV) below)	3.72%-4.24%	4.16%-4.39%
Expected life (in years) (see (V) below)	5-10	5-10

I.	The Company used 0% as its expected dividend yield, based on historic policies and future plans.

II.	The Company’s common stock is quoted on the OTCQB. However, the Company considers its share price as it is traded on OTCQB to not be an appropriate representation of fair value, since it is not traded on an active market. The Company determined that the market is inactive due to low level of activity of the Company’s common stock, stale or non-current price quotes and price quotes that vary substantially either over time or among market makers. Consequently, the price of the Company’s common stock has been determined based on private placement equity offerings conducted in June and July 2024 and June 2023 consisting of units comprised of shares of common stock and warrants, at a per unit purchase price of $1.00. In order to evaluate the price per share, the warrant value has been deducted from the total unit price.

III.	As the Company is at its early stage of operation, there is not sufficient historical volatility for the expected term of the stock options. Therefore, the Company uses an average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies which were selected based upon industry similarities.

IV.	The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

V.	The expected life of the granted options was determined based on the estimated behavior of the grantees; since most of the grantees are executives, the Company assumed that the large majority of the options will be exercised prior to their expiration.

IR-Med, Inc.

Notes to the Consolidated Financial Statements